Related Party Transactions - Summary of Remuneration of Key Management Personnel (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of transactions between related parties [abstract]
Short term employee benefits	₨ 277	$ 4	₨ 396	₨ 413
Post-employment benefits	10	0	79	14
Share based payments	2	0	12	45
Total	₨ 289	$ 4	₨ 487	₨ 472